UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here is Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
				                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Southfield Investment Management
Address:		55 Old Field Point Road
			Greenwich, CT  06830

13F File Number: 028-12639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required itmes, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		  John Kim
Title:		Managing Director
Phone:		203-302-3870

Signature,      Place,                  and Date of Signing:

John Kim   Stamford, Connecticut   November 15, 2010

Report Type (Check only one.):

[X]	  13F HOLDINGS REPORT.

[ ]	  13F NOTICE.

[ ] 	13F COMBINATION REPORT

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		    0

Form 13F Information Table Entry Total:		30

Form 13F Information Table Value Total:		$ 93365
                              (x 1000)

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List of Other Included Managers:
 No.	Form 13F File Number	          Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP		       COM		037389103     4348   111165 SH	     Sole				      111165
APPLE COMPUTER  	       COM	        037833100     7598    26777 SH	     Sole				       26777
BERKSHIRE HATHAWAY INC CL A    COM	        084670108     1992	 16 SH	     Sole				          16
BERKSHIRE HATHAWAY INC CL B    COM	        084670207     1679    20305 SH	     Sole				       20305
BOTTOMLINE TECHNOLOGIES	       COM	        101388106      432    28145 SH	     Sole				       28145
CH ROBINSON WORLDWIDE INC      COM	        12541W209      383     5475 SH	     Sole				        5475
COPART INC 		       COM	        217204106      343    10400 SH	     Sole				       10400
CVS CAREMARK CORPORATION       COM              126650100     7099   225590 SH       Sole                                     225590
FASTENAL CO.  		       COM	        311900104      679    12758 SH	     Sole				       12758
FIDELITY NATL INFORMATION SV   COM	        31620m106     4580   168830 SH	     Sole			              168830
GOOGLE 			       COM	        38259P508     3387     6441 SH	     Sole				        6441
HEALTH NET INC 	 	       COM	        42222G108     4133   152000 SH	     Sole				      152000
HENRY SCHEIN   		       COM	        806407102     4075    69565 SH	     Sole				       69595
JOHNSON & JOHNSON	       COM	        478160104     1486    23978 SH	     Sole				       23978
KRAFT FOODS INC		       COM		50075N104     7995   259062 SH       Sole                                     259062
LKQ CORPORATION		       COM	        501889208      489    23510 SH	     Sole				       23510
MCDONALDS CORPORATIONS 	       COM	        580135101     3565    47840 SH	     Sole				       47840
MEDNAX INC		       COM		58502B106     2892    54261 SH       Sole                                      54261
MICROSOFT CORP 		       COM	        594918104     3667   149750 SH	     Sole				      149750
NESTLE SA 	               SPONSORED ADR	641069406     1451    27070 SH	     Sole				       27070
NEWS CORP - CL A	       COM		65248E104     3862   295700 SH       Sole	 			      295700
ORACLE CORP  	               COM	        68389x105     5727   213295 SH	     Sole				      213295
PEPSICO INC.   	               COM	        713448108     4033    60695 SH	     Sole				       60695
PETSMART INC   	               COM	        716768106     3651   104315 SH	     Sole				      104315
PFIZER  	               COM	        717081103      224    13024 SH	     Sole				       13024
ROBERT HALF, INC. 	       COM	        770323103      218     8400 SH	     Sole				        8400
SEI INVESTMENTS CO  	       COM	        784117103      386    18960 SH	     Sole				       18960
SPDR GOLD TRUST  	       GOLD SHS	        78463v107     3794    29658 SH	     Sole				       29658
THERMO FISHER SCIENTIFIC       COM	        883556102     6513   136035 SH	     Sole				      136035
TIME WARNER CABLE INC          COM		88732J207     2687    49770 SH	     Sole				       49770





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